Long-Term Investment	12 Months Ended
Dec. 31, 2025
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

4. LONG-TERM INVESTMENT

As of December 31, 2025 and 2024, the Group’s long-term investment consists of non-marketable investments with carrying value of $15,098,846 and equity method investment at fair value option with carrying value of $nil.

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment if the carrying amount of the non-marketable investments may not be fully recoverable. Any changes in carrying value are recorded within other income (expenses), net in the consolidated statements of operations and comprehensive loss.

The following table summarizes the total carrying value of the non-marketable investments held as of December 31, 2025 and 2024 including cumulative unrealized upward adjustments and impairment made to the initial cost basis of the investments:

	December 31, 2025				December 31, 2024
	Cost basis	Upward adjustments	Impairment	Carrying value	Cost basis	Upward adjustments	Impairment	Carrying value
Investment A(1)	$2,558,886	$12,539,960	$—	$15,098,846	$2,558,886	$12,539,960	$—	$15,098,846
Investment B(2)	1,000,000	—	(1,000,000)	—	1,000,000	—	(1,000,000)	—
Investment C	520,821	—	(520,821)	—	520,821	—	(520,821)	—
	$4,079,707	$12,539,960	$(1,520,821)	$15,098,846	$4,079,707	$12,539,960	$(1,520,821)	$15,098,846

The following is a summary of annual upward or downwards adjustments and impairment recorded in other income (expenses), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2025, 2024 and 2023 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Upward adjustments(1)	$—	$—	$6,431,088
Impairment(2)	—	(1,000,000)	—
Total unrealized (loss) gain from fair value change of non-marketable investments, net	$—	$(1,000,000)	$6,431,088

(1)      The Group holds 622,600 Series B preferred stock of Alzheon, Inc. (“Alzheon”) with initial cost of $2.6 million with unit price of $4.11, which represents 240,773 common stock converted as a conversion rate of $10.63. Pursuant to ASC 321-10-35-2, as the investment in Alzheon lacks readily determinable fair values, the Group elects to account for this investment using the measurement alternative. The Group reviews Alzehon’s available financial information and adjusts the carrying value of its investment based on preferred stock issuances reflected therein, which were deemed as observable price changes in orderly transactions for the identical or similar investment of the same issuer.

During the year ended December 31, 2022, Alzheon issued its Series D preferred stock at $36.00 per share for aggregate gross proceeds of $50 million. During the year ended December 31, 2023, Alzheon issued its Series E convertible preferred stock at a per share price of $62.71 for gross proceeds of $45 million. During the year ended December 31, 2024, Alzheon issued its Series E convertible preferred stock at a per share price of $62.71 for gross proceeds of $78 million. During the year ended December 31, 2025, Alzheon issued its Series E convertible preferred stock at a per share price of $62.71 for gross proceeds of $5 million. Aside from the conversion price of the conversion rights being different, the other key terms, including liquidation right, conversion right, voting power, dividend right and redemption right are aligned for Series B, Series D and Series E convertible preferred stocks. The Group determines the Series D and Series E convertible preferred stocks financings are orderly transactions between market participants for the identical or a similar investment of the same issuer and recorded as an upward in the carrying value of the security measured in accordance with paragraph 321-10-35-2 to reflect the current fair value of the security as of the date that the observable transaction for the similar security took place.

The Group made an upward adjustment of $6,108,872, from $2,558,886 to $8,667,758, based on Series D convertible preferred stock financing for the year ended December 31, 2022, and made an upward adjustment of $6,431,088, from $8,667,758 to $15,098,846, based on Series E convertible preferred stock financing for the year ended December 31, 2023. No such upward adjustments were made during the years ended December 31, 2025 and 2024.

The Group conducts a quarterly assessment to determine whether impairment exists in Alzheon’s equity securities, considering, among other factors, the nature of the securities, financial condition of Alzheon and expected future cash flows. No impairment indicator was identified, and no impairment was made during the years ended December 31, 2025 and 2024. The carrying value of the investment with Alzheon was $15,098,846 as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, this investment was pledged for a convertible note issued to a related party (Note 15).

(2)      The Group holds 3,333,333 Series B preferred stock of Investee B with initial cost of $1.0 million at a purchase price of $0.30 per unit. There was no observable orderly transactions of identical or similar securities from the same issuer. The Group monitored the financial statements of the Investee B. The Group recorded $1 million impairment for this investment in the year ended December 31, 2024 since the Group considered the investees’ ability to continue as a going concern and the investment is not recoverable. The carrying value of this investment was $nil as of December 31, 2025 and 2024, respectively.

The Group did not sell or transfer any non-marketable investments or record any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis during the years ended December 31, 2025, 2024 and 2023.

Equity method investment, fair value option

In December 2021, one of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), issued Class A and Class B ordinary shares to various parties in exchange of licenses or cash. Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes. Upon the share issuance, the Group was holding 97.27% economic interest and 31.51% voting power in Libra. The Group lost the controlling interest in Libra because it was transferred to a third party, and therefore deconsolidated Libra. However, the Group still owns 97.27% economic interest and 31.51% voting power, which is deemed as having significant influence over Libra. As a result, the Group’s investment in Libra is subject to the equity method of accounting. The Group assessed that the fair value option can better reflect the true value of Libra. Pursuant to ASC 825 — Financial Instruments (“ASC 825”), the Group elected to apply the fair value option for its investments in Libra and will remeasure its investments in Libra at fair value every reporting period. The initial carrying value of the investment was $77,200. For the year ended December 31, 2023, the Group has determined that the carrying value of the investment is not recoverable and this condition is determined to be other-than-temporary. Consequently, an impairment for the investment of $nil, $nil and $77,200 has been recognized as of December 31, 2025, 2024 and 2023.

The Company’s involvement with Libra includes equity ownership as mentioned in above and also amounts due from Libra as disclosed in note 12. The primary risks associated with this involvement include potential financial losses due to Libra’s operational performance or inability to generate sufficient cash flows. The Company’s maximum exposure to loss resulting from its involvement with Libra is nil for the year ended December 31, 2025 and December 31, 2024 which was the amount due from Libra.